CONTRACT LIABILITIES (Tables)	6 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT LIABILITIES

Significant changes in the contract liabilities balances for the six months ended March 31, 2026, 2025, and 2024 were as follows (in thousands):

	For the Six Months Ended March 31,
	2026	2025	2024
Beginning balance	¥195,039	¥153,477	¥78,170
Reclassification of the beginning contract liabilities to revenue, as a result of performance obligations satisfied	(32,805)	(23,367)	(15,018)
Cash received in advance and not recognized as revenue	26,791	35,046	45,828
Net change in contract liabilities	(6,014)	11,679	30,810
Ending balance	¥189,025	¥165,156	¥108,980